FAIR VALUE DISCLOSURES (Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	$ 32,683	$ 31,925
Trading securities, at fair value	9,134	6,805
Fair Value, Measurements, Recurring
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	32,570	31,893
Other equity investments	8	146
Trading securities, at fair value	9,134	6,805
Other invested assets:	1,178	1,028
Cash equivalents	1,529	2,150
Segregated securities	946	565
GMIB reinsurance contracts asset	10,309	10,570
Separate Accounts’ assets	111,216	107,335
Total Assets	166,890	160,492
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	1,319	525
Fair Value, Measurements, Recurring | Public Corporate
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	13,012	13,376
Fair Value, Measurements, Recurring | Private Corporate
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	7,040	6,926
Fair Value, Measurements, Recurring | U.S. Treasury, government and agency
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	10,336	8,775
Fair Value, Measurements, Recurring | States and political subdivisions
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	493	504
Fair Value, Measurements, Recurring | Foreign governments
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	390	415
Fair Value, Measurements, Recurring | Commercial mortgage-backed
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	371	533
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	314	640
Fair Value, Measurements, Recurring | Asset-backed Securities
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	60	77
Fair Value, Measurements, Recurring | Redeemable preferred stock
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	554	647
Fair Value, Measurements, Recurring | Short-term investments
Investment Fair Value Disclosure [Abstract]
Other invested assets:	574	369
Fair Value, Measurements, Recurring | Assets of consolidated VIEs
Investment Fair Value Disclosure [Abstract]
Other invested assets:	553
Fair Value, Measurements, Recurring | Swap
Investment Fair Value Disclosure [Abstract]
Other invested assets:	(925)	230
Fair Value, Measurements, Recurring | Credit default swaps
Investment Fair Value Disclosure [Abstract]
Other invested assets:	5	(22)
Fair Value, Measurements, Recurring | Future
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	(1)
Fair Value, Measurements, Recurring | Options Held
Investment Fair Value Disclosure [Abstract]
Other invested assets:	960	390
Fair Value, Measurements, Recurring | Floors
Investment Fair Value Disclosure [Abstract]
Other invested assets:	11	61
Fair Value, Measurements, Recurring | Foreign currency Contracts
Investment Fair Value Disclosure [Abstract]
Other invested assets:		1
Fair Value, Measurements, Recurring | Guaranteed Minimum Withdrawal Benefit
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	164	184
Fair Value, Measurements, Recurring | SCS, SIO, MSO and IUL indexed features liability
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	887	310
Fair Value, Measurements, Recurring | Liabilities of consolidated VIEs
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	250
Fair Value, Measurements, Recurring | Contingent Payment Arrangements
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	18	31
Fair Value, Measurements, Recurring | Level 1
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	218	258
Other equity investments	3	97
Trading securities, at fair value	478	654
Other invested assets:	342	(1)
Cash equivalents	1,529	2,150
Segregated securities	0	0
GMIB reinsurance contracts asset	0	0
Separate Accounts’ assets	108,085	104,058
Total Assets	110,655	107,216
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	248	0
Fair Value, Measurements, Recurring | Level 1 | Public Corporate
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	0	0
Fair Value, Measurements, Recurring | Level 1 | Private Corporate
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury, government and agency
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	0	0
Fair Value, Measurements, Recurring | Level 1 | States and political subdivisions
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign governments
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	0	0
Fair Value, Measurements, Recurring | Level 1 | Commercial mortgage-backed
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	0	0
Fair Value, Measurements, Recurring | Level 1 | Residential Mortgage Backed Securities
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	0	0
Fair Value, Measurements, Recurring | Level 1 | Asset-backed Securities
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	0	0
Fair Value, Measurements, Recurring | Level 1 | Redeemable preferred stock
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	218	258
Fair Value, Measurements, Recurring | Level 1 | Short-term investments
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 1 | Assets of consolidated VIEs
Investment Fair Value Disclosure [Abstract]
Other invested assets:	342
Fair Value, Measurements, Recurring | Level 1 | Swap
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 1 | Credit default swaps
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 1 | Future
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	(1)
Fair Value, Measurements, Recurring | Level 1 | Options Held
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 1 | Floors
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign currency Contracts
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0
Fair Value, Measurements, Recurring | Level 1 | Guaranteed Minimum Withdrawal Benefit
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	0	0
Fair Value, Measurements, Recurring | Level 1 | SCS, SIO, MSO and IUL indexed features liability
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	0	0
Fair Value, Measurements, Recurring | Level 1 | Liabilities of consolidated VIEs
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	248
Fair Value, Measurements, Recurring | Level 1 | Contingent Payment Arrangements
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	0	0
Fair Value, Measurements, Recurring | Level 2
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	31,091	30,626
Other equity investments	0	0
Trading securities, at fair value	8,656	6,151
Other invested assets:	830	1,029
Cash equivalents	0	0
Segregated securities	946	565
GMIB reinsurance contracts asset	0	0
Separate Accounts’ assets	2,818	2,964
Total Assets	44,341	41,335
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	889	310
Fair Value, Measurements, Recurring | Level 2 | Public Corporate
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	12,984	13,345
Fair Value, Measurements, Recurring | Level 2 | Private Corporate
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	6,223	6,537
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury, government and agency
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	10,336	8,775
Fair Value, Measurements, Recurring | Level 2 | States and political subdivisions
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	451	459
Fair Value, Measurements, Recurring | Level 2 | Foreign governments
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	390	414
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	22	30
Fair Value, Measurements, Recurring | Level 2 | Residential Mortgage Backed Securities
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	314	640
Fair Value, Measurements, Recurring | Level 2 | Asset-backed Securities
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	36	37
Fair Value, Measurements, Recurring | Level 2 | Redeemable preferred stock
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	335	389
Fair Value, Measurements, Recurring | Level 2 | Short-term investments
Investment Fair Value Disclosure [Abstract]
Other invested assets:	574	369
Fair Value, Measurements, Recurring | Level 2 | Assets of consolidated VIEs
Investment Fair Value Disclosure [Abstract]
Other invested assets:	205
Fair Value, Measurements, Recurring | Level 2 | Swap
Investment Fair Value Disclosure [Abstract]
Other invested assets:	(925)	230
Fair Value, Measurements, Recurring | Level 2 | Credit default swaps
Investment Fair Value Disclosure [Abstract]
Other invested assets:	5	(22)
Fair Value, Measurements, Recurring | Level 2 | Future
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 2 | Options Held
Investment Fair Value Disclosure [Abstract]
Other invested assets:	960	390
Fair Value, Measurements, Recurring | Level 2 | Floors
Investment Fair Value Disclosure [Abstract]
Other invested assets:	11	61
Fair Value, Measurements, Recurring | Level 2 | Foreign currency Contracts
Investment Fair Value Disclosure [Abstract]
Other invested assets:		1
Fair Value, Measurements, Recurring | Level 2 | Guaranteed Minimum Withdrawal Benefit
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	0	0
Fair Value, Measurements, Recurring | Level 2 | SCS, SIO, MSO and IUL indexed features liability
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	887	310
Fair Value, Measurements, Recurring | Level 2 | Liabilities of consolidated VIEs
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	2
Fair Value, Measurements, Recurring | Level 2 | Contingent Payment Arrangements
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	0	0
Fair Value, Measurements, Recurring | Level 3
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	1,261	1,009
Other equity investments	5	49
Trading securities, at fair value	0	0
Other invested assets:	6	0
Cash equivalents	0	0
Segregated securities	0	0
GMIB reinsurance contracts asset	10,309	10,570
Separate Accounts’ assets	313	313
Total Assets	11,894	11,941
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	182	215
Fair Value, Measurements, Recurring | Level 3 | Public Corporate
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	28	31
Fair Value, Measurements, Recurring | Level 3 | Private Corporate
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	817	389
Fair Value, Measurements, Recurring | Level 3 | U.S. Treasury, government and agency
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	0	0
Fair Value, Measurements, Recurring | Level 3 | States and political subdivisions
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	42	45
Fair Value, Measurements, Recurring | Level 3 | Foreign governments
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	0	1
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	349	503
Fair Value, Measurements, Recurring | Level 3 | Residential Mortgage Backed Securities
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	0	0
Fair Value, Measurements, Recurring | Level 3 | Asset-backed Securities
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	24	40
Fair Value, Measurements, Recurring | Level 3 | Redeemable preferred stock
Investment Fair Value Disclosure [Abstract]
Fixed maturities, available-for-sale:	1	0
Fair Value, Measurements, Recurring | Level 3 | Short-term investments
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 3 | Assets of consolidated VIEs
Investment Fair Value Disclosure [Abstract]
Other invested assets:	6
Fair Value, Measurements, Recurring | Level 3 | Swap
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 3 | Credit default swaps
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 3 | Future
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 3 | Options Held
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 3 | Floors
Investment Fair Value Disclosure [Abstract]
Other invested assets:	0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign currency Contracts
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0
Fair Value, Measurements, Recurring | Level 3 | Guaranteed Minimum Withdrawal Benefit
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	164	184
Fair Value, Measurements, Recurring | Level 3 | SCS, SIO, MSO and IUL indexed features liability
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	0	0
Fair Value, Measurements, Recurring | Level 3 | Liabilities of consolidated VIEs
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	0
Fair Value, Measurements, Recurring | Level 3 | Contingent Payment Arrangements
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	$ 18	$ 31